Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amount of hedging instrument	$ 5,943,981
Hedging instrument [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	301,132	$ 289,735
Hedging instrument [member] | Derivatives [member] | Maturity date beyond December 31, 2021 [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	$ 59,000